FINANCE LEASE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Gross [member]
FINANCE LEASE RECEIVABLES (Tables) [Line Items]
Disclosure of maturity analysis of finance lease payments receivable [text block]	The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Gross investment in finance leases, receivable:
Not later than 1 year	460	680	121	129
Later than 1 year and not later than 5 years	1,347	1,106	128	218
Later than 5 years	877	1,053	–	142
	2,684	2,839	249	489
Unearned future finance income on finance leases	(976)	(692)	(6)	(68)
Rentals received in advance	(22)	(53)	(49)	(17)
Net investment in finance leases	1,686	2,094	194	404

Net [member]
FINANCE LEASE RECEIVABLES (Tables) [Line Items]
Disclosure of maturity analysis of finance lease payments receivable [text block]

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Not later than 1 year	320	546	93	117
Later than 1 year and not later than 5 years	1,053	887	101	197
Later than 5 years	313	661	–	90
Net investment in finance leases	1,686	2,094	194	404